Annual Fund Operating Expenses - Performance Trust Short Term Bond ETF - Performance Trust Short Term Bond ETF Class	Dec. 29, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.65%